Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) (Pension) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	$ 11.3	573.8	407.0
Service cost	0.3	15.1	17.6	12.1
Interest cost	0.9	46.1	30.5	27.3
Actuarial (gains)/losses	0.7	34.4	188.6
Benefits paid	(2.0)	(100.9)	(69.9)
Projected benefit obligation, end of the period	11.2	568.5	573.8	407.0
Change in plan assets:
Fair value of plan assets, beginning of the period	8.5	433.5	387.8
Expected return on plan assets	0.7	37.8	32.8
Actuarial gains/(losses)	(0.3)	(12.9)	28.5
Actual return on plan assets	0.4	24.9	61.3
Employer contributions	3.0	153.9	54.3
Benefits paid	(2.0)	(100.9)	(69.9)
Fair value of plan assets, end of the period	9.9	511.4	433.5	387.8
Funded Status	$ (1.3)	(57.1)	(140.3)